Self Administration Transaction - Intangible Assets, Goodwill and Certain Other Assets and Liabilities - Additional Information (Detail) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended
	Mar. 31, 2020	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Finite Lived Intangible Assets [Line Items]
Goodwill impairment charges			$ 0	$ 0	$ 36,465,732	$ 0
Self Administration Transaction
Finite Lived Intangible Assets [Line Items]
Impairment charges		$ 11,700,000
Estimated fair value of contingent earnout liability	$ 23,900,000	23,900,000	$ 26,000,000		$ 26,000,000		$ 31,100,000
Self Administration Transaction | COVID-19
Finite Lived Intangible Assets [Line Items]
Investment impairment charges	4,400,000
Self Administration Transaction | Managed REIT Platform
Finite Lived Intangible Assets [Line Items]
Goodwill impairment charges		24,700,000
Deferred tax liabilities	$ 2,400,000
Self Administration Transaction | Trademarks
Finite Lived Intangible Assets [Line Items]
Impairment charges		3,300,000
Self Administration Transaction | Management Contracts of SST IV
Finite Lived Intangible Assets [Line Items]
Impairment charges		2,200,000
Self Administration Transaction | Management Contracts of SSGTII
Finite Lived Intangible Assets [Line Items]
Impairment charges		$ 6,200,000